Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity
Common stock, shares authorized (in shares)	103,760,541	103,760,541
Common stock, shares issued (in shares)	103,760,541	103,760,541
Treasury shares (in shares)	1,577,700	1,577,700